Related Party Transactions - Schedule of Revenue from Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total revenue from related parties	$ 2,906,759	$ 1,022,358	$ 1,111,023
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 1,697,061	6,759	276,429
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 742,762		70,816
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 416,696	858,743	737,450
Jinmed International Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		146,268
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties		10,588	24,707
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties			1,621
Jin Med Medical (Korea) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total revenue from related parties	$ 50,240